Note 3 - Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of cash, cash equivalents, and term deposits [text block]
	December 31,	December 31,
	2019	2018
Cash at bank and on hand	$72,360	$55,180
Term deposit (less than 90 days)	-	75,000
Cash and cash equivalents	$72,360	$130,180